UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2010-June 30, 2011

Item 1 – Proxy Voting Record.

HIGH-YIELD BOND FUND

Company	Ticker	CUSIP	Meeting Date	A Brief Identification of the Matter Voted Upon	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011

Directors:

1) Robert Cohn

2) W. Lance Conn

3) Darren Glatt

4) Craig A. Jacobson

5) Bruce A. Karsh

6) Edgar Lee

7) Michael J. Lovett

8) John D. Markley, Jr.

9) David C. Merritt

10) Stan Parker

11) Eric L. Zinterhofer

					Issuer	Yes	For	With
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011	To approve the company’s executive bonus plan	Issuer	Abstain	Abstain	Against
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011	To approve the company’s executive incentive performance plan	Issuer	Abstain	Abstain	Against
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011	An advisory vote on executive compensation	Issuer	Abstain	Abstain	Against
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011	An advisory vote on the frequency of holding an advisory vote on executive compensation	Issuer	Yes	1 Year	Against
CHARTER COMMUNICATIONS, INC.	CHTR	ID: 16117M305	4/26/2011	To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ended December 31, 2011.	Issuer	Yes	For	With

DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: JONATHAN B. BULKELEY	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: EUGENE I. DAVIS	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: RICHARD L. KUERSTEINER	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: W. KIRK LIDDELL	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: MARK A. MCEACHEN	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: ALFRED T. MOCKETT	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	ELECTION OF DIRECTOR: ALAN F. SCHULTZ	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	PROPOSAL TO APPROVE BY NON-BINDING VOTE EXECUTIVE COMPENSATION	Issuer	Yes	For	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	PROPOSAL TO RECOMMEND BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES	Issuer	Yes	1 Year	With
DEX ONE CORP	DEXO	ID: 25212W100	5/3/2011	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011	Issuer	Yes	For	With

LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ELECTION OF CLASS I DIRECTOR: JAGJEET S. BINDRA	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	RE-ELECTION OF DIRECTOR: MILTON CARROLL	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	RE-ELECTION OF DIRECTOR: RUDY VAN DER MEER	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ELECTION OF CLASS II DIRECTOR: ROBIN BUCHANAN	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ELECTION OF CLASS III DIRECTOR: JACQUES AIGRAIN	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ADOPTION OF ANNUAL ACCOUNTS FOR 2010	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	DISCHARGE FROM LIABILITY OF SOLE MEMBER OF THE MANAGEMENT BOARD	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	DISCHARGE FROM LIABILITY OF MEMBERS OF THE SUPERVISORY BOARD	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	APPROVAL OF COMPENSATION OF THE MEMBERS OF THE SUPERVISORY BOARD	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	AMENDMENT TO ARTICLES OF ASSOCIATION	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	APPROVAL OF PROPOSED DIVIDEND IN RESPECT OF THE 2010 FISCAL YEAR	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE COMPENSATION	Issuer	Yes	For	With
LyondellBasell Industries NV	LYB	ID: N53745100	5/5/2011	ADVISORY (NON-BINDING) VOTE ON FREQUENCY OF ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION	Issuer	Yes	1 Year	With

Company	Ticker	CUSIP	Meeting Date	A Brief Identification of the Matter Voted Upon	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
SUPERMEDIA INC	SPMD	ID: 868447103	5/11/2011	Directors: EDWARD J. BAYONE ROBERT C. BLATTBERG CHARLES B. CARDEN ROBIN DOMENICONI THOMAS D. GARDNER DAVID E. HAWTHORNE PETER J. MCDONALD THOMAS S. ROGERS JOHN SLATER DOUGLAS D. WHEAT	Issuer	Yes	For	With
SUPERMEDIA INC	SPMD	ID: 868447103	5/11/2011	ADVISORY VOTE APPROVING SUPERMEDIA’S EXECUTIVE COMPENSATION.	Issuer	Yes	For	With
SUPERMEDIA INC	SPMD	ID: 868447103	5/11/2011	ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTE	Issuer	Yes	1 Year	With
SUPERMEDIA INC	SPMD	ID: 868447103	5/11/2011	RATIFICATION OF ERNST & YOUNG LLP AS SUPERMEDIA’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	Issuer	Yes	For	With

EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: JUAN CARLOS BRANIFF	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: DAVID W. CRANE	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: DOUGLAS L. FOSHEE	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: ROBERT W. GOLDMAN	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: ANTHONY W. HALL, JR.	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: THOMAS R. HIX	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: FERRELL P. MCCLEAN	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: TIMOTHY J. PROBERT	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: STEVEN J. SHAPIRO	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: J. MICHAEL TALBERT	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: ROBERT F. VAGT	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ELECTION OF DIRECTOR: JOHN L. WHITMIRE	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	APPROVAL OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	For	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	1 Year	With
EL PASO CORP	EP	ID: 28336L109	5/17/2011	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	With

EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 18, 2011